24. OTHER OPERATING INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income Expenses
Other operating income (expenses)

		Co Consolidatedsolidado
	12/31/2018	12/31/2017	12/31/2016

Other operating income
Indemnities	46,256	6,106	26,871
Rentals and leases	5,430	1,841	1,483
Dividends received	9,188	3,248	567
PIS and COFINS to compensate (1)	1,102,365
Extemporaneous PIS/COFINS credits			203,504
Contractual fines	3,965	2,970	2,501
Gain on business combination			66,496
Actuarial pension plan	20,983	36,952	48,790
Gain ons sale of assets held for sale			252,023
Updated shares – Fair Value through profit or loss (VJR) (Note 13)	1,655,813
Eletrobrás's compulsory loan (3)		755,151
Gain on sale of LLC (note 3)	1,164,294
Debts write off - intragroup
Other revenues	27,749	18,018	61,274
	4,036,043	824,286	663,509

Other operating expenses
Taxes and fees	(26,197)	(136,348)	(88,249)
Write-off/(Provision) of judicial deposits	(54,330)	(38,258)	(64,886)
Expenses with environmental liabilities, net	(60,311)	(7,156)	(5,023)
Expenses from tax, social security, labor, civil and environmental lawsuits, net	(59,219)	(95,744)	(151,534)
Contractual fines (2)	(104,086)		(16,624)
Depreciation of equipment paralyzed and amortization of intangible assets (note 23)	(97,914)	(44,570)	(43,681)
Write- off of PP&E and intangible assets (notes 10 and 11)	(27,260)	(28,127)	(88,339)
Estimated (Loss)/reversal in inventories	(149,704)	(15,775)	(29,316)
Studies and project engineering expenses	(33,738)	(32,956)	(31,156)
Research and development expenses	(2,688)	(3,944)	(2,269)
Advisory expenses	(508)	(3,419)	(20,865)
Healthcare plan expenses	(108,369)	(97,837)	(80,489)
Reversal/(Provision) industrial reestructuring	(17,490)	5,807	96,390
Cash flow hedge realized (Note 13 b)	(370,191)	(92,140)	(77,444)
Impairment of fair value of Transnordestina			(387,989)
Other expenses	(218,701)	(56,477)	(85,256)
	(1,330,706)	(646,944)	(1,076,730)
Other operating income (expenses), net	2,705,337	177,342	(413,221)

(1)	Refers to non-inclusion of ICMS in the PIS and COFINS calculation basis, see note nº8.

(2)	In 2018, refers to the contractual amendment with the jointly-owned subsidiary MRS, for the revision of the “Anual Transportation Plan”.

(3)	This is a net amount, certain and due, arising from the final judicial decision favorable to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in sentencing the Eletrobrás to the payment of the correct interest and monetary correction of the Compulsory Loan. The final judicial decision, as well as the certainty about the amounts involved in the settlement of the judgment (judicial procedure to request the satisfaction of the right), allowed the conclusion that the right to receive this value is certain. Thus, in line with our legal and accounting advisors, we recognize the credits in noncurrent assets against the result of Other Operating Revenues. The monetary adjustment of 2018 is presented in the note nº25 - Financial Income (Expenses).